Note 21 - Commitments and Contingencies - Pledged Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Pledged assets	$ 7,803	$ 5,232
Securitized contracts [member]
Statement Line Items [Line Items]
Pledged assets	0	1,318
Letters of credit [member]
Statement Line Items [Line Items]
Pledged assets	$ 7,803	$ 3,914